Available-for-Sale-Securities - Classification on Consolidated Balance Sheets (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities	$ 86,419	$ 91,452	$ 30,737
Cash and cash equivalents
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities		21,129	12,676
Marketable securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities		$ 70,323	$ 18,061